Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 13 - Income Taxes

The components of the net deferred tax liability at December 31, 2011 and 2010 are as follows:

2011	2010
(In Thousands)

Allowance for loan losses	$340	$340
Accrued benefits	15	34
Intangible assets	105	94
Other	31	12

Total Deferred Tax Assets	491	480

Deferred loan fees	62	64
Securities accretion	35	53
Unrealized net gain on securities available for sale	3,528	2,138
Depreciation	335	400
Other	8	7

Total Deferred Tax Liabilities	3,968	2,662

Net Deferred Tax Liability	$(3,477)	$(2,182)

The income tax provision for the years ended December 31, 2011 and 2010 is summarized as follows:

2011	2010
In Thousands)

Current	$1,355	$1,274
Deferred	(96)	30

	$1,259	$1,304

The tax provision for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate of 34% to income before income taxes.  The differences for the years ended December 31, 2011 and 2010 are as follows:

2011	2010
(In Thousands)

Tax at statutory rates	$2,711	34.0%	$2,314	34.0%
Increase (decrease) resulting from:
Tax-exempt income	(1,370)	(17.2)	(915)	(13.4)
Non-deductible interest expense	76	1.0	54	0.8
Increase in investment in life insurance	(168)	(2.1)	(158)	(2.3)
Other	10	0.1	9	0.1
	$1,259	15.8%	$1,304	19.2%

The Corporation periodically reviews its tax position and applies a “more likely than not” recognition threshold for all tax uncertainties. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.  The Corporation establishes a valuation allowance when it is more likely than not that the Corporation will not be able to realize the benefit of the deferred tax assets or when future deductibility is uncertain. Periodically, the valuation allowance is reviewed and adjusted based on management's assessment of realizable deferred tax assets.  The Corporation had no unrecognized tax positions at December 31, 2011 and 2010.  The Corporation is no longer subject to U.S. federal income tax examinations for the years prior to 2009.  With limited exception, the Corporation is no longer subject to state income tax examinations for years prior to 2008.